CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Premiums earned	$ 15,560	$ 15,187	$ 13,443
Net investment income	2,124	1,954	1,434
Total net gains (losses) on investments	(143)	19	(276)
Other income (expense)	(45)	121	(14)
Total revenues	17,496	17,281	14,587
CLAIMS AND EXPENSES:
Incurred losses and loss adjustment expenses	10,859	11,305	8,427
Commission, brokerage, taxes and fees	3,461	3,300	2,952
Other underwriting expenses	1,029	938	846
Corporate expenses	109	95	73
Interest, fees and bond issue cost amortization expense	151	149	134
Total claims and expenses	15,609	15,787	12,432
INCOME (LOSS) BEFORE TAXES	1,887	1,493	2,154
Income tax expense (benefit)	296	120	(363)
NET INCOME (LOSS)	1,591	1,373	2,517
Other comprehensive income (loss), net of tax:
Unrealized appreciation (depreciation) ("URA(D)") on securities arising during the period	740	(97)	743
Reclassification adjustment for realized losses (gains) included in net income (loss)	114	(12)	244
Total URA(D) on securities arising during the period	854	(109)	986
Foreign currency translation and other adjustments	242	(128)	59
Benefit plan actuarial net gain (loss) for the period	(9)	34	15
Reclassification adjustment for amortization of net (gain) loss included in net income (loss)	(1)	(1)	2
Total benefit plan net gain (loss) for the period	(10)	33	17
Total other comprehensive income (loss), net of tax	1,086	(204)	1,063
COMPREHENSIVE INCOME (LOSS)	$ 2,678	$ 1,169	$ 3,580
EARNINGS PER COMMON SHARE:
Basic (in dollars per share)	$ 37.80	$ 31.78	$ 60.19
Diluted (in dollars per share)	$ 37.80	$ 31.78	$ 60.19